Appendix IV: Financial Instruments - Summary (Details) € in Millions	Dec. 31, 2020 EUR (€)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 38,880
EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 26,386
Spread (as a percent)	(0.02%)
Interest rate (as a percent)	4.43%
CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (65)
Spread (as a percent)	0.00%
Interest rate (as a percent)	(0.25%)
GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 7,630
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.31%
CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (164)
Spread (as a percent)	(0.79%)
Interest rate (as a percent)	5.37%
UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 5
Spread (as a percent)	0.00%
Interest rate (as a percent)	11.18%
ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (115)
Spread (as a percent)	0.00%
Interest rate (as a percent)	22.21%
BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 2,172
Spread (as a percent)	0.00%
Interest rate (as a percent)	1.49%
CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 997
Spread (as a percent)	(0.24%)
Interest rate (as a percent)	2.82%
UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 644
Spread (as a percent)	0.00%
Interest rate (as a percent)	6.98%
VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 78
Spread (as a percent)	3.24%
Interest rate (as a percent)	0.00%
COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,233
Spread (as a percent)	2.02%
Interest rate (as a percent)	4.82%
VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (3)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 82
Spread (as a percent)	(2.35%)
Interest rate (as a percent)	4.45%
JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 14,375
Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	15,014
Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	333
Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1,109)
Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1)
Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(667)
Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	264
Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	7
Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	78
Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	447
Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	9
Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	24,393
Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	11,372
Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(65)
Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	7,185
Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	945
Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	5
Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(114)
Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	2,839
Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	733
Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	637
Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	786
Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(3)
Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	73
Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	112
Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	112
Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	39,434
Fair value | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 26,177
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (65)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 8,330
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 1
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (121)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 5
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (114)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 2,179
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 1,014
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (12)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 649
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 79
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 1,239
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (3)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 81
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (5)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 14,538
Fair value | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	15,312
Fair value | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	334
Fair value | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(1,510)
Fair value | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(1)
Fair value | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(660)
Fair value | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	265
Fair value | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(12)
Fair value | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	7
Fair value | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	79
Fair value | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	715
Fair value | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	9
Fair value | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	24,750
Fair value | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	10,865
Fair value | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(65)
Fair value | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	7,885
Fair value | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	1
Fair value | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	1,389
Fair value | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	5
Fair value | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(113)
Fair value | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	2,839
Fair value | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	749
Fair value | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	642
Fair value | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	524
Fair value | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(3)
Fair value | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	72
Fair value | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(5)
Fair value | Rate cap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	111
Fair value | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	111
Fair value | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Underlying debt
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	39,447
Fair value | Underlying debt | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 19,088
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 1,590
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 151
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 18,790
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (4)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (114)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (496)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (194)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 100
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 441
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 79
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (25)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (3)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (72)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 116
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 1,080
Fair value | Underlying debt | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	518
Fair value | Underlying debt | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(1)
Fair value | Underlying debt | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	814
Fair value | Underlying debt | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(1)
Fair value | Underlying debt | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(692)
Fair value | Underlying debt | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(3)
Fair value | Underlying debt | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	100
Fair value | Underlying debt | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	7
Fair value | Underlying debt | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	79
Fair value | Underlying debt | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	250
Fair value | Underlying debt | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	9
Fair value | Underlying debt | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	38,256
Fair value | Underlying debt | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	18,570
Fair value | Underlying debt | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	1,480
Fair value | Underlying debt | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	151
Fair value | Underlying debt | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	17,976
Fair value | Underlying debt | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(4)
Fair value | Underlying debt | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(113)
Fair value | Underlying debt | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	196
Fair value | Underlying debt | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(191)
Fair value | Underlying debt | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	434
Fair value | Underlying debt | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(275)
Fair value | Underlying debt | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(3)
Fair value | Underlying debt | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(81)
Fair value | Underlying debt | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	116
Fair value | Underlying debt | Rate cap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	111
Fair value | Underlying debt | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	111
Fair value | Underlying debt | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Derivative instruments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(13)
Fair value | Derivative instruments | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 7,089
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (65)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 6,740
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (150)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (18,911)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 9
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 2,675
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 1,208
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (112)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 208
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 1,264
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 153
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (121)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 13,458
Fair value | Derivative instruments | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	14,794
Fair value | Derivative instruments | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	335
Fair value | Derivative instruments | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(2,324)
Fair value | Derivative instruments | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	32
Fair value | Derivative instruments | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	268
Fair value | Derivative instruments | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(112)
Fair value | Derivative instruments | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	465
Fair value | Derivative instruments | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(13,506)
Fair value | Derivative instruments | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(7,705)
Fair value | Derivative instruments | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(65)
Fair value | Derivative instruments | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	6,405
Fair value | Derivative instruments | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(150)
Fair value | Derivative instruments | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(16,587)
Fair value | Derivative instruments | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	9
Fair value | Derivative instruments | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	2,643
Fair value | Derivative instruments | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	940
Fair value | Derivative instruments | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	208
Fair value | Derivative instruments | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	799
Fair value | Derivative instruments | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	153
Fair value | Derivative instruments | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(121)
Fair value | Derivative instruments | Rate cap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Option contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	35
Financial instruments, at fair value	35
2021 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (9,466)
Spread (as a percent)	(0.09%)
Interest rate (as a percent)	(0.33%)
2021 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (65)
Spread (as a percent)	0.00%
Interest rate (as a percent)	(0.25%)
2021 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 6,874
Spread (as a percent)	0.00%
Interest rate (as a percent)	(0.18%)
2021 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2021 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (649)
Spread (as a percent)	(0.05%)
Interest rate (as a percent)	2.47%
2021 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 5
Spread (as a percent)	0.00%
Interest rate (as a percent)	11.18%
2021 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (122)
Spread (as a percent)	0.00%
Interest rate (as a percent)	23.94%
2021 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,885
Spread (as a percent)	0.00%
Interest rate (as a percent)	1.48%
2021 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 269
Spread (as a percent)	0.00%
Interest rate (as a percent)	4.09%
2021 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2021 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 24
Spread (as a percent)	0.00%
Interest rate (as a percent)	13.80%
2021 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 7
Spread (as a percent)	3.50%
Interest rate (as a percent)	0.00%
2021 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 407
Spread (as a percent)	0.00%
Interest rate (as a percent)	5.08%
2021 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (4)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2021 | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 65
Spread (as a percent)	(2.73%)
Interest rate (as a percent)	4.37%
2021 | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2021 | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 6,490
2021 | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1)
2021 | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1,622)
2021 | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(813)
2021 | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	7
2021 | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	8
2021 | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(15,956)
2021 | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(65)
2021 | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	6,875
2021 | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	973
2021 | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	5
2021 | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(122)
2021 | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	2,698
2021 | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	269
2021 | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	24
2021 | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	407
2021 | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(4)
2021 | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	57
2021 | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 3,483
Spread (as a percent)	(0.04%)
Interest rate (as a percent)	1.34%
2022 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 143
Spread (as a percent)	0.00%
Interest rate (as a percent)	(1.97%)
2022 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (16)
Spread (as a percent)	3.50%
Interest rate (as a percent)	(34.45%)
2022 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 7
Spread (as a percent)	0.00%
Interest rate (as a percent)	49.43%
2022 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 229
Spread (as a percent)	0.00%
Interest rate (as a percent)	2.59%
2022 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 323
Spread (as a percent)	(0.85%)
Interest rate (as a percent)	0.20%
2022 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 80
Spread (as a percent)	0.00%
Interest rate (as a percent)	4.26%
2022 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 46
Spread (as a percent)	0.00%
Interest rate (as a percent)	2.67%
2022 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 17
Spread (as a percent)	0.11%
Interest rate (as a percent)	4.59%
2022 | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 870
2022 | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	334
2022 | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	12
2022 | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1)
2022 | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	132
2022 | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	261
2022 | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	7
2022 | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1
2022 | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	2,613
2022 | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(247)
2022 | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(28)
2022 | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	8
2022 | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	97
2022 | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	62
2022 | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	73
2022 | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	46
2022 | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1
2022 | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	16
2022 | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	56
2022 | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 3,140
Spread (as a percent)	0.12%
Interest rate (as a percent)	2.82%
2023 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 56
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (1)
Spread (as a percent)	0.00%
Interest rate (as a percent)	(2670.83%)
2023 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 294
Spread (as a percent)	57.81%
Interest rate (as a percent)	2.18%
2023 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 59
Spread (as a percent)	0.00%
Interest rate (as a percent)	6.66%
2023 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 2,048
2023 | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	3
2023 | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,092
2023 | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1)
2023 | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	291
2023 | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	59
2023 | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	56
2023 | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 2,163
Spread (as a percent)	0.20%
Interest rate (as a percent)	1.82%
2024 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 122
Spread (as a percent)	0.67%
Interest rate (as a percent)	0.00%
2024 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 34
Spread (as a percent)	0.00%
Interest rate (as a percent)	1.90%
2024 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 57
Spread (as a percent)	0.00%
Interest rate (as a percent)	5.81%
2024 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 83
Spread (as a percent)	0.00%
Interest rate (as a percent)	6.65%
2024 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 794
2024 | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	122
2024 | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,369
2024 | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	34
2024 | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	57
2024 | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	83
2024 | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 3,705
Spread (as a percent)	0.15%
Interest rate (as a percent)	1.71%
2025 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (29)
Spread (as a percent)	(23.41%)
Interest rate (as a percent)	0.00%
2025 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 45
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 80
Spread (as a percent)	0.00%
Interest rate (as a percent)	3.20%
2025 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 151
Spread (as a percent)	0.00%
Interest rate (as a percent)	7.08%
2025 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 661
Spread (as a percent)	2.02%
Interest rate (as a percent)	3.54%
2025 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 565
2025 | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(29)
2025 | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	447
2025 | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	3,140
2025 | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	45
2025 | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	80
2025 | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	151
2025 | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	214
2025 | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 23,361
Spread (as a percent)	(0.03%)
Interest rate (as a percent)	1.60%
Subsequent years | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 557
Spread (as a percent)	0.00%
Interest rate (as a percent)	5.38%
Subsequent years | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 409
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 13
Spread (as a percent)	0.00%
Interest rate (as a percent)	1.86%
Subsequent years | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (3)
Spread (as a percent)	0.00%
Interest rate (as a percent)	(0.01%)
Subsequent years | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 273
Spread (as a percent)	0.00%
Interest rate (as a percent)	7.37%
Subsequent years | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 71
Spread (as a percent)	3.21%
Interest rate (as a percent)	0.00%
Subsequent years | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 36
Spread (as a percent)	0.00%
Interest rate (as a percent)	8.09%
Subsequent years | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 4,247
Subsequent years | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	408
Subsequent years | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	14
Subsequent years | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	71
Subsequent years | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	19,114
Subsequent years | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	557
Subsequent years | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1
Subsequent years | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1)
Subsequent years | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(3)
Subsequent years | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	273
Subsequent years | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	36
Subsequent years | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0